SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.2%
Electronic Arts, Inc.(A)	833	$84,319
Take-Two Interactive Software, Inc.(A)	808	91,721

		176,040

Interactive Media & Services – 9.1%
Alphabet, Inc., Class A(A)	165	178,121
Alphabet, Inc., Class C(A)	217	235,056
Facebook, Inc., Class A(A)	1,528	294,950

		708,127

Movies & Entertainment – 2.7%
Netflix, Inc.(A)	311	114,089
Walt Disney Co. (The)	673	94,020

		208,109

Total Communication Services - 14.0%		1,092,276

Consumer Discretionary
Internet & Direct Marketing Retail – 5.9%
Alibaba Group Holding Ltd. ADR(A)	1,795	304,163
Amazon.com, Inc.(A)	82	154,520

		458,683

Total Consumer Discretionary - 5.9%		458,683

Health Care
Biotechnology – 10.4%
CRISPR Therapeutics AG(A)(B)	922	43,432
Evogene Ltd.(A)(B)(C)	2,620	3,982
Ionis Pharmaceuticals, Inc.(A)	2,918	187,561
Moderna, Inc.(A)(B)	1,589	23,269
Sage Therapeutics, Inc.(A)	340	62,324
Sarepta Therapeutics, Inc.(A)	767	116,485
Vertex Pharmaceuticals, Inc.(A)	2,051	376,076

		813,129

Health Care Services – 0.5%
Teladoc Health, Inc.(A)	650	43,180

Health Care Technology – 3.8%
Cerner Corp.	4,014	294,233

Pharmaceuticals – 0.5%
Elanco Animal Health, Inc.(A)	1,202	40,628

Total Health Care - 15.2%		1,191,170

Industrials
Trucking – 0.5%
Lyft, Inc., Class A(A)(B)	627	41,187

Total Industrials - 0.5%		41,187

Information Technology
Application Software – 9.9%
ACI Worldwide, Inc.(A)(C)	10,215	350,787
Aspen Technology, Inc.(A)	3,394	421,830

		772,617

Data Processing & Outsourced Services – 12.6%
Euronet Worldwide, Inc.(A)(C)	2,980	501,420
Fiserv, Inc.(A)	904	82,372

WNS (Holdings) Ltd. ADR(A)(C)	6,793	402,151

		985,943

Electronic Equipment & Instruments – 0.3%
Keysight Technologies, Inc.(A)	245	21,986

Internet Services & Infrastructure – 0.5%
Baidu.com, Inc. ADR(A)	335	39,327

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	854	177,510

Semiconductors – 18.7%
Cypress Semiconductor Corp.	7,322	162,842
Infineon Technologies AG(D)	7,890	140,194
Microchip Technology, Inc.(B)	1,204	104,404
Micron Technology, Inc.(A)	6,583	254,044
QUALCOMM, Inc.	2,940	223,623
Semtech Corp.(A)	2,903	139,486
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	469	18,386
Universal Display Corp.	2,220	417,494

		1,460,473

Systems Software – 10.2%
Microsoft Corp.	5,951	797,142

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	1,859	368,013

Total Information Technology - 59.1%		4,623,011

Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.(A)(C)	23,285	34,928

Total Materials - 0.4%		34,928

Real Estate
Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	2,285	105,507

Total Real Estate - 1.4%		105,507

TOTAL COMMON STOCKS – 96.5%		$7,546,762

(Cost: $3,179,715)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20(C)(E)(F)	3,770	943
Marrone Bio Innovations, Inc., expires 8-20-23(C)(E)(F)	3,770	—	*

		943

TOTAL WARRANTS – 0.0%		$943

(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 8-20-20(C)(E)	$4,713	4,752

Total Materials - 0.1%		4,752

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,752

(Cost: $4,713)

SHORT-TERM SECURITIES
Commercial Paper(G) - 1.8%
Brown-Forman Corp., 2.890%, 7-18-19	20,000	19,971
Clorox Co. (The), 2.720%, 7-30-19	6,500	6,485
International Paper Co., 2.750%, 7-24-19	10,000	9,982
Kellogg Co., 2.940%, 7-12-19	7,790	7,782
McCormick & Co., Inc., 2.492%, 7-9-19	10,000	9,992
McDonalds Corp., 2.470%, 7-15-19	10,000	9,990
Mondelez International, Inc., 2.830%, 7-17-19	15,000	14,980
Northern Illinois Gas Co., 2.451%, 7-2-19	10,000	9,997
UnitedHealth Group, Inc., 2.820%, 7-15-19	10,000	9,988
Virginia Electric and Power Co.:
2.532%, 7-8-19	14,000	13,990
3.150%, 7-10-19	5,000	4,996
2.940%, 7-17-19	10,000	9,986
Wisconsin Electric Power Co., 2.451%, 7-1-19	6,000	5,999
Wisconsin Gas LLC, 2.960%, 7-16-19	5,000	4,993

		139,131

Master Note - 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(H)	952	952

	Shares
Money Market Funds - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (I)(J)	83,216	83,216

	Principal
Municipal Obligations - 0.1%
University of California (1-Month U.S. LIBOR plus 8 bps), 2.380%, 7-7-19(H)	$8,550	8,550

United States Government Agency Obligations - 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(H)	7,000	7,000
2.350%, 7-7-19(H)	17,810	17,810
2.360%, 7-7-19(H)	3,949	3,949
2.390%, 7-7-19(H)	1,789	1,789
2.400%, 7-7-19(H)	6,967	6,967

		37,515

TOTAL SHORT-TERM SECURITIES – 3.5%		$269,364

(Cost: $269,396)

TOTAL INVESTMENT SECURITIES – 100.1%		$7,821,821

(Cost: $3,453,824)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(4,764)

NET ASSETS – 100.0%		$7,817,057

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $116,513 are on loan.
(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(D)	Listed on an exchange outside the United States.
(E)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$4,713	$$4,713	$$4,752

		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	3,770	—	942
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	3,770	—	—

			$4,713	$5,694

The total value of these securities represented 0.1% of net assets at June 30, 2019.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Rate shown is the yield to maturity at June 30, 2019.
(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.
(J)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,092,276	$—	$—
Consumer Discretionary	458,683	—	—
Health Care	1,191,170	—	—
Industrials	41,187	—	—
Information Technology	4,482,817	140,194	—
Materials	34,928	—	—
Real Estate	105,507	—	—

Total Common Stocks	$7,406,568	$140,194	$—
Warrants	—	943	—
Corporate Debt Securities	—	4,752	—
Short-Term Securities	83,216	186,148	—

Total	$7,489,784	$332,037	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,453,824

Gross unrealized appreciation	4,455,695
Gross unrealized depreciation	(87,698)

Net unrealized appreciation	$4,367,997